Share-based payments - Movements in options and award plans (Narrative) (Details) - GBP (£)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Share value plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercisable in share-based payment arrangement	[1],[2]	0	0
Outstanding at beginning of year/acquisition date, Weighted average		£ 0	£ 0
Granted in the year, weighted average exercise price		0	0
Exercised/released in the year, weighted average exercise price		0	0
Less: forfeited in the year, weighted average exercise price		0	0
Less: expired in the year, weighted average exercise price		0	0
Outstanding at end of year, Weighted average exercise price		£ 0	£ 0
Deferred share value plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercisable in share-based payment arrangement	[1],[2]	18,000	0
Outstanding at beginning of year/acquisition date, Weighted average		£ 0	£ 0
Granted in the year, weighted average exercise price		0	0
Exercised/released in the year, weighted average exercise price		0	0
Less: forfeited in the year, weighted average exercise price		0	0
Less: expired in the year, weighted average exercise price		0	0
Outstanding at end of year, Weighted average exercise price		£ 0	0
Sharesave [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercisable in share-based payment arrangement		1,339,640
Outstanding at beginning of year/acquisition date, Weighted average	[2],[3]	£ 1.41	1.38
Granted in the year, weighted average exercise price	[2],[3]	1.51	1.66
Exercised/released in the year, weighted average exercise price	[2],[3]	1.5	1.52
Less: forfeited in the year, weighted average exercise price	[2],[3]	1.52	1.42
Less: expired in the year, weighted average exercise price	[2],[3]	1.72	2.03
Outstanding at end of year, Weighted average exercise price	[2],[3]	£ 1.39	£ 1.41

[1]	Nil cost award and therefore the weighted average exercise price was nil.
[2]	Options/award granted over Barclays PLC shares.
[3]

The number of awards within Others at the end of the year principally relates to Sharesave (number of awards exercisable at end of year was (1,339,640) ) . The weighted average exercise price relates to Sharesave.